UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
          ----------------------------------------------------------------------
          Orange, CT 06477
          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                           Orange, Ct              05-17-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 54
                                        -------------------

Form 13F Information Table Value Total: $490,009
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-March-2010


                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
APOLLO INVT CORP                  CS       03761U106       808.00     63,465.00 SH         Sole             22030     0        41435
BRIGHAM EXPLORATION CO            CS       109178103       728.00     45,650.00 SH         Sole             16150     0        29500
CAPITALSOURCE INC                 CS       14055X102       731.00    130,695.00 SH         Sole             45440     0        85255
CBL AND ASSOC PPTYS INC           CS       124830100       838.00     61,155.00 SH         Sole             21255     0        39900
CIMAREX ENERGY CO                 CS       171798101       746.00     12,560.00 SH         Sole              4380     0         8180
CLAYMORE EXCHANGE TRADED FD ZA    ETF      18383M506    22,881.00  1,220,970.00 SH         Sole            278570     0       942400
CLIFFS NATURAL RESOURCES INC      CS       18683K101       924.00     13,030.00 SH         Sole              4565     0         8465
CREE INC                          CS       225447101       764.00     10,885.00 SH         Sole              3795     0         7090
CYTEC INDS INC                    CS       232820100       787.00     16,835.00 SH         Sole              5845     0        10990
DECKERS OUTDOOR CORP              CS       243537107       838.00      6,070.00 SH         Sole              2115     0         3955
DREAMWORKS ANIMATION SKG INC      CS       26153C103       714.00     18,115.00 SH         Sole              6330     0        11785
F5 NETWORKS INC                   CS       315616102       762.00     12,360.00 SH         Sole              4305     0         8055
FIDELITY COMWLTH TR NDQ CP IDX    ETF      315912808    19,799.00    209,455.00 SH         Sole             17935     0       191520
FIRST TR EXCHANGE TRADED FD MA    ETF      33734X168    16,729.00    805,435.00 SH         Sole            117375     0       688060
FIRST TR ISE CHINDIA INDEX F C    ETF      33733A102     9,036.00    408,505.00 SH         Sole             95835     0       312670
FIRST TR ISE REVERE NAT GAS CO    ETF      33734J102    13,937.00    804,205.00 SH         Sole             52800     0       751405
FOREST OIL CORP                   CS       346091705       689.00     26,685.00 SH         Sole              9340     0        17345
GENWORTH FINL INC                 CS       37247D106       908.00     49,525.00 SH         Sole             17430     0        32095
HUNTSMAN CORP                     CS       447011107       709.00     58,850.00 SH         Sole             20745     0        38105
ISHARES INC MSCI ISRAEL FD        ETF      464286632     9,079.00    154,241.00 SH         Sole             35755     0       118486
ISHARES INC MSCI MEXICO           ETF      464286822     9,184.00    172,085.00 SH         Sole             40275     0       131810
ISHARES INC MSCI THAILAND         ETF      464286624     9,428.00    196,735.00 SH         Sole             44970     0       151765
ISHARES MSCI CHILE INDEX FUND     ETF      464286640     8,757.00    159,399.00 SH         Sole             38785     0       120614
ISHARES TR 1-3 YR TRS BD          ETF      464287457    68,977.00    827,355.00 SH         Sole            192040     0       635315
ISHARES TR LEHMAN SH TREA         ETF      464288679    65,097.00    590,714.00 SH         Sole            140770     0       449944
ISHARES TR MID GRWTH INDX         ETF      464288307    23,090.00    283,450.00 SH         Sole             64365     0       219085
ISHARES TR RSSL MCRCP IDX         ETF      464288869    23,121.00    538,570.00 SH         Sole            120985     0       417585
ISHARES TR US PFD STK IDX         ETF      464288687    22,587.00    583,345.00 SH         Sole            133565     0       449780
JDS UNIPHASE CORP                 CS       46612J507       828.00     66,125.00 SH         Sole             23195     0        42930
KKR FINANCIAL HLDGS LLC           CS       48248A306       855.00    104,180.00 SH         Sole             36340     0        67840
LIVE NATION INC                   CS       538034109       819.00     56,460.00 SH         Sole             19660     0        36800
MARKET VECTORS ETF TR BRAZL SM    ETF      57060U613     8,617.00    188,555.00 SH         Sole             46720     0       141835
MARKET VECTORS ETF TR COAL ETF    ETF      57060U837     2,264.00     60,045.00 SH         Sole             60045     0            0
MARKET VECTORS ETF TR INDONESI    ETF      57060U753     9,312.00    133,355.00 SH         Sole             29880     0       103475
MARKET VECTORS ETF TR MV STEEL    ETF      57060U308    12,355.00    180,755.00 SH         Sole             36080     0       144675
MARKWEST ENERGY PARTNERS L P      CS       570759100       805.00     26,275.00 SH         Sole              9240     0        17035
PAREXEL INTL CORP                 CS       699462107       821.00     35,210.00 SH         Sole             12285     0        22925
PIMCO ETF TR 1-3YR USTREIDX       ETF      72201R106       744.00     14,790.00 SH         Sole             14790     0            0
PLEXUS CORP                       CS       729132100       794.00     22,045.00 SH         Sole              7755     0        14290
POWERSHARES QQQ TRUST UNIT SER    ETF      73935A104     3,544.00     73,590.00 SH         Sole             73590     0            0
SALIX PHARMACEUTICALS INC         CS       795435106       975.00     26,185.00 SH         Sole              9175     0        17010
SANMINA SCI CORP                  CS       800907206       758.00     45,965.00 SH         Sole             16195     0        29770
SKECHERS U S A INC                CS       830566105       921.00     25,355.00 SH         Sole              8920     0        16435
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680    65,147.00  1,420,565.00 SH         Sole            338304     0      1082261
SPDR SERIES TRUST DJWS REIT ET    ETF      78464A607    18,727.00    348,340.00 SH         Sole             68120     0       280220
SPDR SERIES TRUST OILGAS EQUIP    ETF      78464A748    17,322.00    583,220.00 SH         Sole            124430     0       458790
SPDR SERIES TRUST S&P METALS M    ETF      78464A755     6,012.00    105,820.00 SH         Sole             21750     0        84070
SWIFT ENERGY CO                   CS       870738101       712.00     23,150.00 SH         Sole              8110     0        15040
TARGA RESOURCES PARTNERS LP       CS       87611X105       811.00     30,590.00 SH         Sole             10740     0        19850
TEMPUR PEDIC INTL INC             CS       88023U101       813.00     26,945.00 SH         Sole              9470     0        17475
TYSON FOODS INC                   CS       902494103       832.00     43,440.00 SH         Sole             15150     0        28290
VEECO INSTRS INC DEL              CS       922417100       962.00     22,135.00 SH         Sole              7800     0        14335
VERIFONE HLDGS INC                CS       92342Y109       782.00     38,680.00 SH         Sole             13560     0        25120
WILLIAMS PARTNERS L P             CS       96950F104       829.00     20,610.00 SH         Sole              7230     0        13380
REPORT SUMMARY: 54 DATA RECORDS                        490,009.00          0.00 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.